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                                                                   HARTFORD LIFE



March 15, 2000




Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attn: Filing Room

Re:   Hartford Life Insurance Company
      Putnam Capital Manager Trust Separate Account ("Registrant") Putnam Hartford Asset Manager variable annuity
      File No. 333-69439

Ladies and Gentlemen:

In accordance with Rule 497(j) under the Securities Act of 1933, this is to certify that the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 2 to the Registration Statement for the above referenced Registrant does not differ from that which was filed electronically on March 10, 2000. In reliance upon paragraph (j) of Rule 497, the Prospectus and Statement of Additional Information are not included herewith.

If you have any questions regarding this submission, please contact the undersigned at (860) 843-3149.

Yours sincerely,

/s/ Marta A. Czekajewski

Marta A. Czekajewski